Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party ) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, Citigroup Global Markets Inc., Citi Real Estate Funding Inc., and Ares Management Capital Markets LLC who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the KNDR Trust 2026-KIND, Commercial Mortgage Pass-Through Certificates, Series 2026-KIND securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 532 mortgaged properties (the “Mortgaged Properties”, collectively with the Mortgage Loan Asset, the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The existence of the assets or collateral securing such assets;
●	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
●	The value of the collateral securing such assets; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of August 20, 2026.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on July 30, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	KNDR 2026-KIND Accounting FIle 7.30.26 v2.xlsx (provided on July 30, 2026).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

Source Documents included in the Loan File:

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document, exhibit, or matrix.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
●	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Management Agreement” refers to a signed or draft management agreement and any amendments, assignments, assumptions or non-disturbance agreements thereof.
●	The phrase “Seismic Report” refers to a draft or signed seismic assessment document or exhibit.
●	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From July 9, 2026 through July 30, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

July 30, 2026

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

KNDR Trust 2026-KIND	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Underwriting File	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Center Number	None - Company Provided	None
8	Property Name	None - Company Provided	None
9	Address	Appraisal Report	None
10	City	Appraisal Report	None
11	State	Appraisal Report	None
12	MSA	Appraisal Report	None
13	Zip Code	Underwriting File	None
14	General Property Type	Appraisal Report	None
15	Detailed Property Type	Appraisal Report	None
16	Flood Zone	Appraisal Report	None
17	Year Built	Underwriting File	None
18	Year Renovated	Appraisal Report	None
19	SF	Underwriting File	None
20	Loan Per SF ($)	Recalculation	None
21	Mortgage Loan Original Balance ($)	Loan Agreement	None
22	Mortgage Loan Cut-off Date Balance ($)	Recalculation	None
23	Allocated Mortgage Loan Cut-off Date Balance ($)	Loan Agreement	None
24	% of Initial Loan Balance	Recalculation	None
25	Pari Passu Split (Y/N)	Loan Agreement	None
26	Mortgage Loan Rate (%)	Recalculation	None
27	Administrative Fee Rate (%)	Fee Schedule	None
28	Net Mortgage Loan Rate	Recalculation	None
29	Mortgage Loan Interest Rate (At SOFR Cap)	Recalculation	None
30	Margin	None - Company Provided	None
31	Mortgage Loan Index	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

KNDR Trust 2026-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
32	Assumed SOFR	None - Company Provided	None
33	SOFR Rounding Methodology	None - Company Provided	None
34	Float Rate Change Frequency (Mos)	Loan Agreement	None
35	SOFR Floor	Loan Agreement	None
36	SOFR Strike Cap	None - Company Provided	None
37	Extension Term Strike Rate	Loan Agreement	None
38	SOFR Cap Expiration	None - Company Provided	None
39	SOFR Cap Counterparty	None - Company Provided	None
40	SOFR cap Counterparty rating (S&P / MIS / FITCH)	None - Company Provided	None
41	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Recalculation	None
42	Mortgage Loan NCF DSCR at SOFR Cap	Recalculation	None
43	SOFR Lookback Days	Loan Agreement	None
44	Extension Options (Y/N)	Loan Agreement	None
45	Extension Options (#/Mos)	Loan Agreement	None
46	Extension Spread Increase Description	Loan Agreement	None
47	First Extension Fee	Loan Agreement	None
48	Second Extension Fee	Loan Agreement	None
49	Third Extension Fee	Loan Agreement	None
50	Fully Extended Original Term	Recalculation	None
51	Fully Extended Remaining Term	Recalculation	None
52	Fully Extended Maturity Date	Loan Agreement	None
53	Fully Extended Amortization Term	Not Applicable*	None
54	Mortgage Loan Monthly Payment ($)	Recalculation	None
55	Mortgage Loan Annual Debt Service ($)	Recalculation	None
56	Interest Accrual Method	Loan Agreement	None
57	Interest Accrual Period	Loan Agreement	None
58	Origination Date	None - Company Provided	None
59	First Due Date	None - Company Provided	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

KNDR Trust 2026-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
60	Last IO Due Date	Loan Agreement	None
61	First P&I Due Date	Not Applicable*	None
62	Due Date	Loan Agreement	None
63	Grace Period- Late Fee	Loan Agreement	None
64	Grace Period- Default	Loan Agreement	None
65	Amortization Type	Loan Agreement	None
66	Original Interest-Only Period (Mos.)	Recalculation	None
67	Remaining Interest-Only Period (Mos.)	Recalculation	None
68	Original Term To Maturity (Mos.)	Recalculation	None
69	Remaining Term To Maturity (Mos.)	Recalculation	None
70	Original Amortization Term (Mos.)	Not Applicable*	None
71	Remaining Amortization Term (Mos.)	Not Applicable*	None
72	Seasoning	Recalculation	None
73	Maturity Date	Loan Agreement	None
74	Mortgage Loan Balloon Balance ($)	Recalculation	None
75	Lockbox	Loan Agreement	None
76	Cash Management	Loan Agreement	None
77	Cash Management Triggers	Loan Agreement	None
78	Performance Test Trigger Level	Loan Agreement	None
79	Cross-Collateralized (Y/N)	Not Applicable*	None
80	Crossed Group	Not Applicable*	None
81	Lockout Period	Not Applicable*	None
82	Lockout Expiration Date	Not Applicable*	None
83	Prepayment Begin Date	Loan Agreement	None
84	Prepayment End Date	Loan Agreement	None
85	Open Period Begin Date	Loan Agreement	None
86	Open Period (Payments)	Recalculation	None
87	Prepayment Type	Loan Agreement	None
88	Prepayment Provision	Loan Agreement	None
89	Partially Prepayable without Penalty	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

KNDR Trust 2026-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
90	Partially Prepayable without Penalty Description	Loan Agreement	None
91	Partial Collateral Release Description	Loan Agreement	None
92	Yield Maintenance Index	Not Applicable*	None
93	Yield Maintenance Discount	Not Applicable*	None
94	Yield Maintenance Margin	Not Applicable*	None
95	Yield Maintenance Calculation Method	Not Applicable*	None
96	Day of Month Prepayment Permitted	Loan Agreement	None
97	Due on Sale	Loan Agreement	None
98	Due on Encumbrance	Loan Agreement	None
99	Other Subordinate Debt Balance ($)	Not Applicable*	None
100	Other Subordinate Debt Type	Not Applicable*	None
101	Future Debt Allowed?	Loan Agreement	None
102	Mortgage Assumable?	Loan Agreement	None
103	Assumption Fee	Loan Agreement	None
104	Appraiser Designation	Appraisal Report	None
105	Appraisal FIRREA (Y/N)	Appraisal Report	None
106	As-Is Appraisal Date	Appraisal Report	None
107	As-Is Appraised Value ($)	Appraisal Report	None
108	As-Stabilized Appraisal Date	Appraisal Report	None
109	As-Stabilized Appraised Value ($)	Appraisal Report	None
110	Mortgage Loan Cut-off Date LTV Ratio (%)	Recalculation	None
111	Mortgage Loan LTV Ratio at Maturity (%)	Recalculation	None
112	Single Tenant (Y/N)	Underwriting File	None
113	Engineering Report Date	Engineering Report	None
114	Environmental Phase I Report Date	Environmental Report	None
115	Environmental Phase II	Environmental Report**	None
116	Environmental Phase II Report Date	Environmental Report**	None
117	PML or SEL (%)	Engineering Report	None
118	Seismic Report Date	Seismic Report	None
119	Earthquake Insurance Required (Y/N)	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

KNDR Trust 2026-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
120	Terrorism Insurance Required (Y/N)	Loan Agreement	None
121	Environmental Insurance Required (Y/N)	Loan Agreement	None
122	Blanket Insurance Policy (Y/N)	Insurance Summary	None
123	Lien Position	None - Company Provided	None
124	Ownership Interest	None - Company Provided	None
125	Condominium Present?	Loan Agreement	None
126	Ground Lease (Y/N)	Loan Agreement	None
127	Annual Ground Lease Payment ($)	Not Applicable*	None
128	Ground Lease Expiration Date	Not Applicable*	None
129	Ground Lease Extension (Y/N)	Not Applicable*	None
130	# of Ground Lease Extension Options	Not Applicable*	None
131	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
132	Underwritten EGI ($)	Underwriting File	$1.00
133	Underwritten Expenses ($)	Underwriting File	$1.00
134	Underwritten Net Operating Income ($)	Underwriting File	$1.00
135	Underwritten NOI DSCR (x)	Recalculation	None
136	Underwritten NOI Debt Yield	Recalculation	None
137	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
138	Underwritten TI / LC ($)	Underwriting File	$1.00
139	Underwritten Other Reserve ($)	Underwriting File	$1.00
140	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
141	Underwritten NCF DSCR (x)	Recalculation	None
142	Underwritten NCF Debt Yield	Recalculation	None
143	Occupancy (%)	Underwriting File	None
144	Occupancy Date	Underwriting File	None
145	Current Tenant Rent	Underwriting File	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

KNDR Trust 2026-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
146	2025 Licensed Capacity	Underwriting File	None
147	Rent Steps Date	Underwriting File	None
148	Largest Tenant by UW Gross Rent	Underwriting File	None
149	Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
150	Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
151	Second Largest Tenant by UW Gross Rent	Underwriting File	None
152	Second Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
153	Second Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
154	Third Largest Tenant by UW Gross Rent	Underwriting File	None
155	Third Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
156	Third Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
157	Fourth Largest Tenant by UW Gross Rent	Underwriting File	None
158	Fourth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
159	Fourth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
160	Fifth Largest Tenant by UW Gross Rent	Underwriting File	None
161	Fifth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
162	Fifth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
163	Upfront RE Tax Reserve ($)	Loan Agreement	None
164	Ongoing RE Tax Reserve ($)	Loan Agreement	None
165	Upfront Insurance Reserve ($)	Loan Agreement	None
166	Ongoing Insurance Reserve ($)	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

KNDR Trust 2026-KIND	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
167	Upfront Replacement Reserve ($)	Loan Agreement	None
168	Ongoing Replacement Reserve ($)	Loan Agreement	None
169	Replacement Reserve Caps ($)	Loan Agreement	None
170	Upfront TI/LC Reserve ($)	Loan Agreement	None
171	Ongoing TI/LC Reserve ($)	Loan Agreement	None
172	TI/LC Caps ($)	Loan Agreement	None
173	Upfront Debt Service Reserve ($)	Loan Agreement	None
174	Ongoing Debt Service Reserve ($)	Loan Agreement	None
175	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
176	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
177	Upfront Environmental Reserve ($)	Loan Agreement	None
178	Ongoing Environmental Reserve ($)	Loan Agreement	None
179	Upfront Other Reserve ($)	Loan Agreement	None
180	Ongoing Other Reserve ($)	Loan Agreement	None
181	Other Reserve Description	Loan Agreement	None
182	Letter of Credit?	Loan Agreement	None
183	Letter of Credit Balance ($)	Loan Agreement	None
184	Letter of Credit Description	Loan Agreement	None
185	Release Provisions (Y/N)	Loan Agreement	None
186	Loan Purpose	None - Company Provided	None
187	Borrower Name	Loan Agreement	None
188	Tenant In Common (Y/N)	Loan Agreement	None
189	Sponsor	Loan Agreement	None
190	Carve-out Guarantor	Guaranty Agreement	None
191	Recourse	Guaranty Agreement	None
192	Single Purpose Borrower (Y/N)	Loan Agreement	None
193	Property Manager	Management Agreement	None
194	Exit Fee	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

KNDR Trust 2026-KIND	EXHIBIT A
Loan File Review Procedures

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

**For the Mortgaged Properties identified in the Final Data File as “207 E Hillcrest Drive”, we were instructed by the Company to not perform any procedures regarding Specified Attribute 115 and 116.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

KNDR Trust 2026-KIND	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Loan Per SF ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) SF.
22	Mortgage Loan Cut-off Date Balance ($)	Set equal to Mortgage Loan Original Balance ($).
24	% of Initial Loan Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Mortgage Loan Original Balance ($).
26	Mortgage Loan Rate (%)	Sum of (i) Assumed SOFR and (ii) Margin.
28	Net Mortgage Loan Rate	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).
29	Mortgage Loan Interest Rate (At SOFR Cap)	Sum of (i) SOFR Strike Cap and (ii) Margin.
41	Mortgage Loan Annual Debt Service at SOFR Cap ($)	Product of (a) Mortgage Loan Cut-off Date Balance ($) and (b) Mortgage Loan Interest Rate (At SOFR Cap) and (c) the Interest Accrual Method (365/360).
42	Mortgage Loan NCF DSCR at SOFR Cap	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service at SOFR Cap ($).
50	Fully Extended Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Fully Extended Maturity Date.
51	Fully Extended Remaining Term	Difference between (i) Fully Extended Original Term and (ii) Seasoning.
54	Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
55	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
66	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
67	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
68	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
69	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
72	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
74	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Original Balance ($).
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000

KNDR Trust 2026-KIND	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
86	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
110	Mortgage Loan Cut-off Date LTV Ratio (%)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).
111	Mortgage Loan LTV Ratio at Maturity (%)	Quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) As-Is Appraised Value ($).
135	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
136	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
141	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
142	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, NY 10017 T: 646-471-3000